Insurance Contracts_Non life Loss Development Tables(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
General Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	₩ 768,114	₩ 737,687
Gross cumulative claim payments (B)	582,642	562,351
Difference (A-B)	185,472	175,336
General Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	659,771	661,929
Gross cumulative claim payments (B)	596,381	595,874
Difference (A-B)	63,390	66,055
General Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	466,101	502,695
Gross cumulative claim payments (B)	436,903	472,829
Difference (A-B)	29,198	29,866
General Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	298,127	353,862
Gross cumulative claim payments (B)	283,815	342,101
Difference (A-B)	14,312	11,761
General Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,508	206,450
Gross cumulative claim payments (B)	142,217	202,093
Difference (A-B)	4,291	4,357
General Insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		170,587
Gross cumulative claim payments (B)		133,479
General Insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		203,250
Gross cumulative claim payments (B)		184,209
General Insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		208,100
Gross cumulative claim payments (B)		198,286
General Insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		207,329
Gross cumulative claim payments (B)		200,931
General Insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		206,450
Gross cumulative claim payments (B)		202,093
General Insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	127,903	127,903
Gross cumulative claim payments (B)	94,901	94,901
General Insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	144,915	144,915
Gross cumulative claim payments (B)	129,652	129,652
General Insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,430	146,430
Gross cumulative claim payments (B)	136,689	136,689
General Insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,533	146,533
Gross cumulative claim payments (B)	141,170	141,170
General Insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	146,508	0
Gross cumulative claim payments (B)	142,217	0
General Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	125,170	125,170
Gross cumulative claim payments (B)	93,443	93,443
General Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,637	145,637
Gross cumulative claim payments (B)	130,430	130,430
General Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	148,165	148,165
Gross cumulative claim payments (B)	137,854	137,854
General Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	151,594	0
Gross cumulative claim payments (B)	142,645	0
General Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,618	145,618
Gross cumulative claim payments (B)	108,098	108,098
General Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,119	168,127
Gross cumulative claim payments (B)	151,583	151,583
General Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	171,506	0
Gross cumulative claim payments (B)	162,360	0
General Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,409	168,409
Gross cumulative claim payments (B)	132,430	132,430
General Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	201,100	0
Gross cumulative claim payments (B)	184,716	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	201,014
Gross cumulative claim payments (B)	153,770
General Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	8,740,033	8,360,050
Gross cumulative claim payments (B)	7,250,802	6,955,473
Difference (A-B)	1,489,231	1,404,577
Automobile insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	7,373,135	7,129,808
Gross cumulative claim payments (B)	7,110,329	6,870,979
Difference (A-B)	262,806	258,829
Automobile insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	6,075,807	5,903,360
Gross cumulative claim payments (B)	5,954,135	5,783,073
Difference (A-B)	121,672	120,287
Automobile insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	4,816,602	4,673,430
Gross cumulative claim payments (B)	4,753,375	4,616,798
Difference (A-B)	63,227	56,632
Automobile insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,556,259	3,466,734
Gross cumulative claim payments (B)	3,529,347	3,442,148
Difference (A-B)	26,912	24,586
Automobile insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,345,984	2,290,515
Gross cumulative claim payments (B)	2,335,295	2,279,379
Difference (A-B)	10,689	11,136
Automobile insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,165,352	1,125,203
Gross cumulative claim payments (B)	1,160,769	1,120,687
Difference (A-B)	4,583	4,516
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,088,801
Gross cumulative claim payments (B)		929,491
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,105,501
Gross cumulative claim payments (B)		1,066,885
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,115,281
Gross cumulative claim payments (B)		1,093,589
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,119,872
Gross cumulative claim payments (B)		1,109,202
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,122,637
Gross cumulative claim payments (B)		1,117,381
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,124,045
Gross cumulative claim payments (B)		1,119,765
Automobile insurance | 2011.1.1 ~ 2011.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,125,203
Gross cumulative claim payments (B)		1,120,687
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,117,650	1,117,650
Gross cumulative claim payments (B)	939,239	939,239
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,146,779	1,146,779
Gross cumulative claim payments (B)	1,105,672	1,105,672
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,155,529	1,155,529
Gross cumulative claim payments (B)	1,135,064	1,135,064
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,162,075	1,162,075
Gross cumulative claim payments (B)	1,149,585	1,149,585
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,164,774	1,164,774
Gross cumulative claim payments (B)	1,156,150	1,156,150
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,166,470	1,166,470
Gross cumulative claim payments (B)	1,159,614	1,159,614
Automobile insurance | 2012.1.1 ~ 2012.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,165,352	0
Gross cumulative claim payments (B)	1,160,769	0
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,131,945	1,131,945
Gross cumulative claim payments (B)	939,569	939,569
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,156,535	1,156,535
Gross cumulative claim payments (B)	1,114,063	1,114,063
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,170,968	1,170,968
Gross cumulative claim payments (B)	1,145,110	1,145,110
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,458	1,179,458
Gross cumulative claim payments (B)	1,161,624	1,161,624
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,323	1,179,323
Gross cumulative claim payments (B)	1,168,617	1,168,617
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,179,514	0
Gross cumulative claim payments (B)	1,175,681	0
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,174,611	1,174,611
Gross cumulative claim payments (B)	969,211	969,211
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,193,832	1,193,832
Gross cumulative claim payments (B)	1,150,462	1,150,462
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,205,524	1,205,524
Gross cumulative claim payments (B)	1,180,953	1,180,953
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,025	1,212,025
Gross cumulative claim payments (B)	1,196,387	1,196,387
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,162	0
Gross cumulative claim payments (B)	1,204,580	0
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,227,106	1,227,106
Gross cumulative claim payments (B)	1,020,975	1,020,975
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,245,780	1,245,780
Gross cumulative claim payments (B)	1,198,241	1,198,241
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,058	1,256,058
Gross cumulative claim payments (B)	1,228,357	1,228,357
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,263,044	0
Gross cumulative claim payments (B)	1,245,779	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,276,939	1,276,939
Gross cumulative claim payments (B)	1,052,830	1,052,830
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,281,381	1,281,381
Gross cumulative claim payments (B)	1,235,656	1,235,656
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,287,728	0
Gross cumulative claim payments (B)	1,264,651	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,342,998	1,342,998
Gross cumulative claim payments (B)	1,104,158	1,104,158
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,348,828	0
Gross cumulative claim payments (B)	1,306,235	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,468,784
Gross cumulative claim payments (B)	1,224,820
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	5,296,237	4,633,133
Gross cumulative claim payments (B)	5,049,139	4,401,026
Difference (A-B)	247,098	232,107
Long-term Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	5,354,917	4,705,601
Gross cumulative claim payments (B)	5,295,097	4,649,364
Difference (A-B)	59,820	56,237
Long-term Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,856,711	3,368,479
Gross cumulative claim payments (B)	3,830,358	3,342,900
Difference (A-B)	26,353	25,579
Long-term Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,386,087	2,122,852
Gross cumulative claim payments (B)	2,376,869	2,114,285
Difference (A-B)	9,218	8,567
Long-term Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,122,192	1,006,025
Gross cumulative claim payments (B)	1,119,531	1,003,715
Difference (A-B)	2,661	2,310
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		709,602
Gross cumulative claim payments (B)		671,500
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		965,587
Gross cumulative claim payments (B)		953,494
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		997,607
Gross cumulative claim payments (B)		989,957
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,003,646
Gross cumulative claim payments (B)		999,944
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,006,025
Gross cumulative claim payments (B)		1,003,715
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	789,087	789,087
Gross cumulative claim payments (B)	744,944	744,944
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,083,048	1,083,048
Gross cumulative claim payments (B)	1,065,792	1,065,792
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,114,821	1,114,821
Gross cumulative claim payments (B)	1,104,468	1,104,468
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,119,206	1,119,206
Gross cumulative claim payments (B)	1,114,341	1,114,341
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,122,192	0
Gross cumulative claim payments (B)	1,119,531	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	885,476	885,476
Gross cumulative claim payments (B)	836,471	836,471
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,219,393	1,219,393
Gross cumulative claim payments (B)	1,205,130	1,205,130
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,051	1,256,051
Gross cumulative claim payments (B)	1,248,475	1,248,475
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,266,881	0
Gross cumulative claim payments (B)	1,262,528	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,064,744	1,064,744
Gross cumulative claim payments (B)	1,017,243	1,017,243
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,437,573	1,437,573
Gross cumulative claim payments (B)	1,424,948	1,424,948
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,485,839	0
Gross cumulative claim payments (B)	1,477,415	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,184,224	1,184,224
Gross cumulative claim payments (B)	1,130,868	1,130,868
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,614,903	0
Gross cumulative claim payments (B)	1,599,227	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	₩ 0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,372,706
Gross cumulative claim payments (B)	1,319,613
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	₩ 0